FINANCIAL INCOME (EXPENSE), NET (Schedule of Financial Income (Expense), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income:
Interest income	$ 20,728	$ 4,993	$ 539
Amortization/accretion of premium/discount on marketable securities, net	1,147	0	0
Financial income	21,875	4,993	539
Financial expense:
Foreign currency translation losses	(567)	(264)	(528)
Interest expense on debts	0	0	(119)
Bank charges and other	(357)	(227)	(473)
Financial expenses	(924)	(491)	(1,120)
Financial income (expense), net	$ 20,951	$ 4,502	$ (581)